--------------------------
                                                              OMB Approval
                                                      --------------------------
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2006
                                                      Estimated  average  burden
                                                      hours per response....22.8
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2004

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                  [ ] is a restatement.
                  [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                              /s/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                  May 14, 2004



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       121

                    Form 13 F Information Table Value Total:

                             $ 4,068,143 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
31-Mar-04


Column 1                        Column 2         Column 3   Column 4  Column 5              Column 6 Column 7 Column 8


                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                                              Value      Shares/  Sh/ Put/  Invstmt  Other
Name of Issuer                  Title of class   CUSIP      (x$1000)     Prn Amt  Prn Call  Dscretn  Mngrs          Sole Shared None
------------------------------  ---------------- ---------  --------  ----------  --- ----  -------  -----    ---------- ------ ----

Abercrombie & Fitch             CL A             002896207     6,768     200,000  SH         Other     1         200,000
Acxiom Corp                     COM              005125109     6,862     312,487  SH         Other     1         312,487
Agere Systems                   CL B             00845V209    55,213  17,696,677  SH         Other     1      17,696,677
Agere Systems Inc               CL A             00845V100       385     120,000  SH         Other     1         120,000
Agilent Tech Inc                DBCV 3% 12/01    00846UAB7       567     500,000  PRN        Other     1         500,000
Allied Waste Pfd                PFD SR C CONV    019589605    65,592     897,900  SH         Other     1         897,900
AMC Entertainment Inc.          COM              001669100     5,366     349,600  SH         Other     1         349,600
America Movil                   SPON ADR L SHR   02364W105     2,512      65,000  SH         Other     1          65,000
American Home Mortgage Inv.     COM              02660R107     4,320     150,000  SH         Other     1         150,000
Ameristar Casinos               COM              03070Q101     2,457      73,312  SH         Other     1          73,312
Amylin Pharmaceuticals Inc      COM              032346108    91,206   3,850,000  SH         Other     1       3,850,000
Anchor Glass Container Corp     COM NEW          03304B300     4,927     314,200  SH         Other     1         314,200
Anthem Inc.                     COM              03674B104   110,807   1,222,500  SH         Other     1       1,222,500
Arch Capital Group              ORD              G0450A105    33,167     787,824  SH         Other     1         787,824
Ariad Pharmaceuticals Inc       COM              04033A100     7,162     750,000  SH         Other     1         750,000
AT&T Wireless SVCS Inc          COM              00209A106   341,128  25,064,500  SH         Other     1      25,064,500
Atherogenics Inc.               COM              047439104    31,231   1,365,608  SH         Other     1       1,365,608
Banco Latinoamericano Exp       CL E             P16994132    55,188   3,032,312  SH         Other     1       3,032,312
Barnes and Noble COM INC        CL A             067846105     6,666   2,200,000  SH         Other     1       2,200,000
Bay View Capital Corporation    COM              07262L101     4,333   1,942,900  SH         Other     1       1,942,900
Beasley Broadcast Group A       CL A             074014101     5,465     309,651  SH         Other     1         309,651
Bisys Group Inc.                COM              055472104     2,259     134,800  SH         Other     1         134,800
Boise Cascade                   COM              097383103    65,589   1,892,900  SH         Other     1       1,892,900
Bruker Biosciences Corp         COM              116794108     7,733   1,543,500  SH         Other     1       1,543,500
CapitalSource Inc.              COM              14055X102   516,275  22,996,646  SH         Other     1      22,996,646
Caremark Rx Inc.                COM              141705103     2,680      80,597  SH         Other     1          80,597
Carter's Inc.                   COM              146229109       946      33,100  SH         Other     1          33,100
Catalytica Energy Systems       COM              148884109     8,141   2,280,338  SH         Other     1       2,280,338
Charter Communications Inc. D   NOTE 5.75% 10/01 16117MAB3    30,776  31,525,000  PRN        Other     1      31,525,000
Citigroup Inc                   W EXP 99/99/999  172967127     8,811   8,990,720  SH         Other     1       8,990,720
Citizens Communications         COM              17453B101    26,183   2,023,400  SH         Other     1       2,023,400
City Investing Co Liq. Tr       UNIT BEN INT     177900107    24,098  12,357,796  SH         Other     1      12,357,796
Columbia Laboratories Inc.      COM              197779101    10,890   2,200,000  SH         Other     1       2,200,000
Comcast Corp New                CL A SPL         20030N200     9,190     330,000  SH         Other     1         330,000
Companhia Vale Do Rio Doce      SPONS ADR        204412209    10,695     194,802  SH         Other     1         194,802
Compania Anonima Nat. Tele. de  SPON ADR D       204421101     6,516     332,600  SH         Other     1         332,600
Corgentech Inc.                 COM              21872P105     7,909     422,500  SH         Other     1         422,500
Corrections Corp of America     COM NEW          22025Y407     1,890      53,100  SH         Other     1          53,100
Countrywide Financial Corp      COM              222372104    88,960     927,630  SH         Other     1         927,630
CSG Systems Intl Inc            COM              126349109    52,196   3,038,196  SH         Other     1       3,038,196
D&E Communications              COM              232860106     3,848     273,300  SH         Other     1         273,300
Darden Restaurants Inc.         COM              237194105    10,164     410,000  SH         Other     1         410,000
Delta & Pine Land Co.           COM              247357106     4,990     200,000  SH         Other     1         200,000
Disney Co.                      COM DISNEY       254687106    73,471   2,940,000  SH         Other     1       2,940,000
Dobson Communications Corp      CL A             256069105     2,587     894,996  SH         Other     1         894,996
DPL Inc.                        COM              233293109     2,531     135,000  SH         Other     1         135,000
DST Systems Inc.                COM              233326107    42,865     945,200  SH         Other     1         945,200
Eagle Materials Inc.            CL B             26969P207     1,523      26,075  SH         Other     1          26,075
Entravision Comm.               CL A             29382R107       410      45,683  SH         Other     1          45,683
Epresence Inc                   COM              294348107     5,727   1,380,000  SH         Other     1       1,380,000
Express Scripts Inc.            COM              302182100     1,677      22,500  SH         Other     1          22,500
FleetBoston Financial           COM              339030108   752,451  16,758,380  SH         Other     1      16,758,380
Freeport-McMoran Copper         CL B             35671D857    19,740     505,000  SH         Other     1         505,000
G & K Services Inc.             CL A             361268105     5,667     152,263  SH         Other     1         152,263
Gartner Group                   COM              366651107     3,664     314,500  SH         Other     1         314,500
Gartner Group                   CL B             366651206    14,139   1,234,880  SH         Other     1       1,234,880
Golf Trust of America           COM              38168B103       247     112,200  SH         Other     1         112,200
Hayes Lemmerz International     COM NEW          420781304    10,311     670,000  SH         Other     1         670,000
Imclone Systems                 COM              45245W109    15,732     310,000  SH         Other     1         310,000
Insurance Auto Auctions         COM              457875102    26,551   1,827,300  SH         Other     1       1,827,300
Intertan Inc.                   COM              461120107     6,436     460,700  SH         Other     1         460,700
Invitrogen                      NOTE 2.25% 12/1  46185RAD2    14,064  13,000,000  PRN        Other     1      13,000,000
Juno Lighting                   COM NEW          482047206     1,580      55,685  SH         Other     1          55,685
Korn/Ferry International        COM NEW          500643200     4,848     303,000  SH         Other     1         303,000
KT Corp                         SPONS ADR        48268K101    32,448   1,704,200  SH         Other     1       1,704,200
Laboratory Crp of Amer Hldgs    COM              50540R409    81,699   2,081,500  SH         Other     1       2,081,500
LECG Corp                       COM              523234102     1,927      99,400  SH         Other     1          99,400
Lennar Corp                     CL B             526057302    17,467     343,100  SH         Other     1         343,100
Libbey Inc.                     COM              529898108    20,744     800,000  SH         Other     1         800,000
Liberty Media                   COM SER A        530718105    35,817   3,271,000  SH         Other     1       3,271,000
Maxwell Shoe Co                 CL A             577766108     5,709     253,745  SH         Other     1         253,745
Medtronic Inc.                  DBCV 1.25% 9/1   585055AB2    51,046  49,320,000  PRN        Other     1      49,320,000
Methanex Corp                   COM              59151K108    21,911   1,956,301  SH         Other     1       1,956,301
MI Developments Inc             CL A SUB VTG     55304X104    26,093     931,900  SH         Other     1         931,900
Midas Inc                       COM              595626102    13,117     674,400  SH         Other     1         674,400
Montpelier Re Holdings          SHS              G62185106    34,183     917,900  SH         Other     1         917,900
M-Systems Flash Disk Pioneers   ORD              M7061C100     2,044     100,000  SH         Other     1         100,000
MTR Gaming Group Inc.           COM              553769100     8,893     878,780  SH         Other     1         878,780
Netscreen Technologies          COM              64117V107    97,436   2,676,792  SH         Other     1       2,676,792
Newcastle Investment Corp       COM              65105M108    14,986     444,700  SH         Other     1         444,700
NPS Pharmaceuticals Inc.        COM              62936P103    17,526     614,527  SH         Other     1         614,527
NTT Docomo Inc.                 SPONS ADR        62942M201     1,529      69,000  SH         Other     1          69,000
Onesource Information           COM              68272J106     3,000     365,000  SH         Other     1         365,000
PG&E Corporation                COM              69331C108    87,220   3,010,700  SH         Other     1       3,010,700
Phelps Dodge Corp               COM              717265102    38,788     475,000  SH         Other     1         475,000
Plains All Amer Pipeline LP     UNIT LTD PARTN   726503105     4,371     125,200  SH         Other     1         125,200
Plains Resources                COM PAR $.10     726540503     4,272     235,000  SH         Other     1         235,000
Platinum Underwriters Holdings  COM              G7127P100    28,524     890,000  SH         Other     1         890,000
Potash Corp of Saskatchewan     COM              73755L107    35,430     426,000  SH         Other     1         426,000
PRG-Schultz International       COM              69357C107     4,544   1,039,913  SH         Other     1       1,039,913
Prime Hospitality Corp          COM              741917108     3,210     282,100  SH         Other     1         282,100
Providian Corp                  COM              74406A102     2,620     200,000  SH         Other     1         200,000
Quantum Corp                    COM DSSG         747906204       810     218,800  SH         Other     1         218,800
RAE Systems Inc.                COM              75061P102     2,030     500,000  SH         Other     1         500,000
Regal Entertainment Group       CL A             758766109     7,693     350,000  SH         Other     1         350,000
Register Com INC                COM              75914G101    13,616   2,300,000  SH         Other     1       2,300,000
Sappi Ltd.                      SPON ADR NEW     803069202    21,990   1,611,000  SH         Other     1       1,611,000
Scitex Corp Ltd                 ORD              809090103     2,813     505,000  SH         Other     1         505,000
Seagate Technology Holdings     SHS              G7945J104     1,855     115,000  SH         Other     1         115,000
Sealed Air Corp                 COM              81211K100    59,676   1,200,000  SH         Other     1       1,200,000
Staten Island Bancorp           COM              857550107     5,722     230,000  SH         Other     1         230,000
Telefonos De Mexico             SPONS ADR ORD L  879403780    12,355     353,900  SH         Other     1         353,900
Telik Inc.                      COM              87959M109    29,578   1,102,000  SH         Other     1       1,102,000
Todco (A)                       CL A             88889T107     2,876     197,000  SH         Other     1         197,000
Trimeris Inc.                   COM              896263100    12,095     820,000  SH         Other     1         820,000
TV Azteca S.A. Spons ADR        SPONS ADR        901145102    45,358   4,815,100  SH         Other     1       4,815,100
United Stationers Inc           COM              913004107    66,585   1,581,602  SH         Other     1       1,581,602
Univision Communications        CL A             914906102     2,708      82,025  SH         Other     1          82,025
US Oncology Inc.                COM              90338W103     1,479     100,000  SH         Other     1         100,000
US Airways Group Inc            CL A             911905503     8,385   1,871,600  SH         Other     1       1,871,600
Valassis Communications Inc.    COM              918866104     3,496     115,000  SH         Other     1         115,000
Waste Management Inc            COM              94106L109    10,331     342,300  SH         Other     1         342,300
Waters Corp                     COM              941848103     6,126     150,000  SH         Other     1         150,000
WebMD Corp                      COM              94769M105    27,135   3,052,300  SH         Other     1       3,052,300
WebMD Corp                      NOTE 3.25% 4/0   94769MAC9     8,137   7,000,000  PRN        Other     1       7,000,000
Wellpoint Health Network New    COM              94973H108   191,618   1,685,000  SH         Other     1       1,685,000
West Pharmaceutical Svcs        COM              955306105     9,922     265,300  SH         Other     1         265,300
Western Digital Corp            COM              958102105    16,025   1,427,000  SH         Other     1       1,427,000
Williams Cos. Inc.              COM              969457100    26,317   2,750,000  SH         Other     1       2,750,000
Yankee Candle                   COM              984757104    25,374     920,000  SH         Other     1         920,000
Zebra Technologies              CL A             989207105     1,202      17,322  SH         Other     1          17,322
